Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 6,412	$ 13,801
Restricted cash, non-current	350	700
Cash and cash equivalents and restricted cash	6,762	14,501	$ 69,932	$ 0
March 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	350	350
April 2023 Neptune Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity	$ 350	$ 350